Corporate Bonds Issuance - Summary of Corporate Bond Liabilities (Detail)	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ARS ($)
Disclosure of external credit grades [line items]
Corporate bonds issuance	$ 29,836,702		$ 33,328,347
Subordinated Resettable - Class A [member]
Disclosure of external credit grades [line items]
Original value		$ 400,000,000
Residual face value		$ 400,000,000
Corporate bonds issuance	24,311,663		23,518,130
Non-subordinated – Class B [member]
Disclosure of external credit grades [line items]
Original value	4,620,570,000
Residual face value	2,889,191,000
Corporate bonds issuance	2,902,111		5,323,901
Non-subordinated – Class C [member]
Disclosure of external credit grades [line items]
Original value	3,207,500,000
Residual face value	3,207,500,000
Corporate bonds issuance	$ 2,622,928		$ 4,486,316